SUBSEQUENT EVENTS (Details Narrative) - Subsequent Event [Member]	4 Months Ended
May 15, 2024 USD ($) shares
Sale of common stock and warrants | shares	22,530,000
Proceeds from issue of common stock and warrants | $	$ 225,300